Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥) Installment Segment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Apr. 30, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Significant Accounting Policies [Line Items]
Foreign currency exchange buying rate	6.8755			6.8755
Rental expenses	¥ 3,900,000	¥ 1,100,000	¥ 400,000
Capital leases | $				$ 0		$ 0	$ 0
Redemption period	5 years
Number of installment payments from customer | Installment	2
Percentage of future gross profits from commercial sales group is entitled to as potential second installment payment.	50.00%
Percentage of estimated profit margin based on consideration of specific and relevant market factors	5.00%
Value added tax rate	16.00%			16.00%	17.00%
Accounts receivable from key customers	¥ 372,702,000	253,896,000	45,021,000
Deferred revenue	1,276,000	146,000	29,000
Advertising and market promotion expenses	130,796,000	39,638,000	8,065,000
Shipping expenses	140,456,000	20,044,000	2,633,000
Subsidy income	1,440,000	1,278,000	140,000
Uncertain tax positions, interest and penalties recognized	¥ 0	0	0
Number of operating segment | Segment	1
Accounting Standards Update 2016-02
Significant Accounting Policies [Line Items]
Operating lease,right of use asset	¥ 9,274,000
Operating lease, liability	9,168,000
P R C Contribution Plan
Significant Accounting Policies [Line Items]
Employee benefit expenses	18,889,000	8,016,000	3,199,000
Installation Services [Member]
Significant Accounting Policies [Line Items]
Deferred revenue	1,276,000
Revenue recognized amount	¥ 14,635,000	¥ 716,000	¥ 57,000
Xiaomi Inc
Significant Accounting Policies [Line Items]
Percentage of second installment payment arrangement to total revenue	9.00%	15.00%	15.30%